Consolidated statement of financial position - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	€ 24,776	€ 21,273
Intangible assets	5,076	5,350
Other assets	1,176
Total non-current assets	31,028	26,623
Current assets
Assets held for sale	833
Inventory	3,672	22,336
Prepayments and other receivables	4,919	8,242
Contract assets	752
Cash and cash equivalents	1,147	8,164
Total current assets	11,323	38,742
Total assets	42,351	65,365
Non-current liabilities
Lease liability	9,958	7,651
Deferred income	9,299	2,925
Total non-current liabilities	19,257	10,576
Current liabilities
Trade and other payables	15,312	7,262
Provisions	609	8,403
Contract liabilities	587
Deferred income		186
Cost accruals	1,764	1,934
Derivative financial instruments – warrants	765	7,651
Loans and borrowings	1,326
Total current liabilities	20,363	25,436
Total liabilities	39,620	36,012
Net assets	2,731	29,353
Equity
Share capital	2	2
Share premium	220,157	217,156
Share-based payments reserve	5,365	3,972
Retained earnings	(222,793)	(191,777)
Total equity	€ 2,731	€ 29,353